CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	$ 242,176	$ 244,383	$ 275,093
Cost of revenues:
Total cost of revenues	84,015	86,034	96,315
Gross profit	158,161	158,349	178,778
Operating expenses:
Research and development, net	52,125	57,169	59,842
Selling and marketing	71,167	70,243	70,123
General and administrative	17,678	16,513	17,494
Total operating expenses	140,970	143,925	147,459
Operating income	17,191	14,424	31,319
Financial income (expenses), net	(2,095)	(52)	2,864
Income before taxes on income	15,096	14,372	34,183
Taxes on income (tax benefits)	(215)	5,592	5,717
Net income	$ 15,311	$ 8,780	$ 28,466
Earnings per share:
Basic	$ 0.51	$ 0.28	$ 0.89
Diluted	$ 0.5	$ 0.28	$ 0.88
Weighted average number of shares used in computations of earnings per share:
Basic	30,200,210	31,400,900	31,849,422
Diluted	30,636,088	31,578,713	32,500,141
Products
Revenues:
Revenues	$ 111,966	$ 123,991	$ 164,302
Cost of revenues:
Cost of revenues	44,448	47,964	63,686
Services
Revenues:
Revenues	130,210	120,392	110,791
Cost of revenues:
Cost of revenues	$ 39,567	$ 38,070	$ 32,629